REVENUES (Tables)	12 Months Ended
Dec. 31, 2024
REVENUES
Summary of revenues

	Years ended December 31,
	2024	2023	2022
Mobile Services	1,679,334	1,806,462	1,987,687
Internet Services	1,057,015	979,727	1,096,812
Cable Television Services	600,134	791,281	887,702
Fixed and Data Services	501,206	531,363	603,693
Other services revenues	46,369	41,593	39,211
Subtotal Services revenues	3,884,058	4,150,426	4,615,105
Equipment revenues	253,538	333,546	329,714
Total Revenues	4,137,596	4,483,972	4,944,819